Summary of significant accounting policies - Narrative (Details)		12 Months Ended
	Feb. 03, 2021	Dec. 31, 2021 segment shares
share-based compensation
Share split ratio	4.5
Number of operating segments | segment		1
Number of reporting segments | segment		1
Common Share | Restricted Stock Units
share-based compensation
Grant date fair value, number of shares (in shares) | shares		1
Market price multiplier, number of shares (in shares) | shares		1